Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025	[2]	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue		$ 4,532,913	[1]	$ 5,004,989	$ 4,887,550
Operating expenses:
Cost of revenue		2,811,333		3,249,598	3,159,941
Research and development		340,845		360,798	374,855
Selling, general and administrative		506,108		572,845	570,707
Amortization of purchased intangible assets and other		62,424		62,052	57,156
Restructuring charges	[3]	80,539		131,088	70,901
Total operating expenses		3,801,249		4,376,381	4,233,560
Operating income		731,664		628,608	653,990
Interest and other expense, net		(38,422)		(37,537)	(17,629)
Income before income taxes		693,242		591,071	636,361
Income taxes		125,473		94,750	93,399
Net income		567,769		496,321	542,962
Net income attributable to noncontrolling interests		3,065		3,124	2,253
Net Income (Loss) Attributable to Parent		$ 564,704		$ 493,197	$ 540,709
Basic earnings per ordinary share attributable to Amdocs Limited		$ 5.08		$ 4.27	$ 4.52
Diluted earnings per ordinary share attributable to Amdocs Limited		$ 5.05		$ 4.25	$ 4.49

[1]	During the first quarter of fiscal year 2025, the Company phased out several low-margin, non-core business activities, which were included in fiscal year 2024, for more details see ‘Item 5. Operating and Financial Review and Prospects’. Excluding the phase out, the percentage of revenue of customer 1 and customer 2 for fiscal year 2025 remained roughly stable as compared to fiscal year 2024.
[2]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".
[3]	The tables above do not include amounts related to employees' benefit incurred in prior periods.